Income Taxes 6 (Narrative) (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended				11 Months Ended			1 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended	11 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Oct. 28, 2012 Tax Free Reorganization [Member] Foreign Subsidiary [Member]	Oct. 28, 2012 Assets Revaluation [Member] Foreign Subsidiary [Member]	Jul. 29, 2012 Assets Revaluation [Member] Foreign Subsidiary [Member]	Oct. 26, 2011 Assets Revaluation [Member] Foreign Subsidiary [Member]	Dec. 29, 2013 Assets Revaluation [Member] Foreign Subsidiary [Member]	Apr. 28, 2013 Assets Revaluation [Member] Foreign Subsidiary [Member]	Apr. 29, 2012 Assets Revaluation [Member] Foreign Subsidiary [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 23, 2012 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member] United Kingdom [Member]	Apr. 29, 2012 Predecessor [Member] United Kingdom [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] United Kingdom [Member]
Income Tax Contingency [Line Items]
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	$ 47,000,000	$ 0	$ 20,800,000	$ 16,800,000	$ 21,400,000
Tax benefit from reversal of uncertain tax liability															15,000,000						107,000,000
Benefit from income taxes						63,000,000		12,900,000	34,900,000				61,097,000	142,528,000		241,598,000	244,966,000	370,817,000			(231,623,000)
Increase (Decrease) in Deferred Tax Assets								82,100,000	220,200,000
Taxes Payable, Current and Noncurrent, Gross											13,100,000	34,800,000
Payments for Other Taxes							17,900,000		10,400,000	15,700,000
Cash Taxes, Tax Amortization Period						10 years				20 years
Cash Taxes, Expected Adjustment						91,000,000				95,000,000
Deferred Tax Assets related to business classified as held for sale			55,100,000
Deferred Tax Liabilities related to business classified as held for sale			5,200,000
Valuation Allowance related to business classified as held for sale			54,300,000
Operating Loss Carryforwards Foreign		390,300,000
Operating Loss Carry Forwards Foreign Expiring Current Through Twenty Years		162,800,000
Operating Loss Carryforwards Foreign Do Not Expire		227,500,000
Operating Loss Carryforwards		657,200,000
Deferred Tax Assets, Operating Loss Carryforwards			34,400,000
Operating Loss Carryforwards State			30,500,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		44,500,000		(26,200,000)	(1,900,000)																(32,100,000)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		44,900,000	38,300,000	38,900,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense		4,200,000		9,500,000	1,300,000								1,800,000								1,400,000
Unrecognized Tax Benefits, Income Tax Penalties Expense		6,300,000		4,700,000	100,000								200,000								100,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		10,700,000	8,500,000	16,000,000
Unrecognized Tax Benefits, Income Tax Penalties Accrued		8,500,000	6,900,000	13,800,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			25,000,000
Taxes Payable, Due in Year Three											4,000,000
Undistributed Earnings of Foreign Subsidiaries		2,200,000,000
Deferred Tax Liabilities, Undistributed Foreign Earnings		$ 345,000,000														$ 1,571,000	$ 6,466,000				$ 344,883,000
Tax on income of foreign subsidiaries													6.00%			(5.50%)	(6.20%)	(3.90%)	(2.00%)	(2.00%)	6.90%	3.00%